Registration No. 033-96334
Investment Company Act No. 811-09088

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON January 24, 2008

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ___	☐

Post-Effective Amendment No. 19	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 21	☒

(Check Appropriate Box or Boxes)

EMPIRIC FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(Address of Principal Executive Offices)(Zip Code)

1-800-880-0324
(Registrant's Telephone Number, Including Area Code)

Mark A. Coffelt
Empiric Advisors, Inc.
6300 Bridgepoint Parkway, Suite 105
Austin, Texas 78730
(Name and Address of Agent For Service)

WITH A COPY TO:

Helge K. Lee
Godfrey & Kahn S.C.
780 North Water Street
Milwaukee, Wisconsin 53202-3590

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b).
☐	On (date) pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose for this filing is to submit an updated Part C and exhibits.  This Post-Effective Amendment incorporates by reference Parts A and B of Post-Effective Amendment No. 18, filed on January 26, 2007.

PART C

OTHER INFORMATION

Item 23.           Exhibits
                         See “Exhibit Index.”

Item 24.           Persons Controlled by or under Common Control with Registrant

                         Registrant neither controls any person nor is under common control with any other person.

Item 25.           Indemnification

Reference is made to Article IX of the Registrant’s Bylaws.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

The Registrant’s directors and officers are insured under a policy of insurance maintained by the Registrant against certain liabilities that might be imposed as a result of actions, suit or proceedings to which they are parties by reason of being or having been such directors or officers.

Item 26.           Business and Other Connections of Investment Adviser

Empiric Advisors, Inc. (the “Advisor”) serves as the investment adviser for the Registrant.  The Advisor is a registered investment adviser.  The business and other connections of the Advisor, as well as the names and titles of the executive officers and directors of the Advisor, are further described in the Advisor’s Uniform Application for Investment Advisor Registration (“Form ADV”) as filed with the SEC.

Item 27.           Principal Underwriters

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, in addition to the Empiric Funds, Inc., acts as principal underwriter for the following investment companies:

Academy Fund Trust	Julius Baer Investment Funds
Advisors Series Trust	Kensington Funds
AIP Alternative Strategies Funds	Keystone Mutual Funds
AIP Variable Insurance Trust	Kiewit Investment Fund, LLLP
Allied Asset Advisors Funds	Kirr Marbach Partners Funds Inc.
Alpine Equity Trust	LKCM Funds
Alpine Income Trust	M.D. Sass Tax Advantaged Bond Strategy Trust
Alpine Series Trust	Masters Select Fund Trust
Brandes Investment Trust	Matrix Advisors Value Fund, Inc.
Brandywine Blue Fund, Inc.	Monetta Fund, Inc.
Brazos Mutual Funds	Monetta Trust
Bridges Investment Fund, Inc.	MP63 Fund Inc.
Buffalo Balanced Fund Inc.	Nicholas Equity Income Fund Inc.
Buffalo Funds	Nicholas Family of Funds Inc.

Buffalo High Yield Fund Inc.	Nicholas Fund, Inc.
Buffalo Large Cap Fund Inc.	Nicholas High Income Fund, Inc.
Buffalo Small Cap Fund Inc.	Nicholas II, Inc.
Buffalo USA Global Fund Inc.	Nicholas Ltd Edition, Inc.
Country Mutual Funds Trust	Nicholas Money Market Fund, Inc.
Cullen Funds Trust	Permanent Portfolio Family of Funds Inc.
Empiric Funds, Inc.	Perritt Funds Inc.
Everest Funds	Perritt Microcap Opportunities Fund Inc.
Fairholme Funds Inc.	PRIMECAP Odyssey Funds
FFTW Funds, Inc.	Professionally Managed Portfolios
First American Funds Inc.	Prospector Funds, Inc.
First American Investment Funds Inc.	Prudent Bear Funds, Inc.
First American Strategy Funds Inc.	Purisima Funds
Fort Pitt Capital Funds	Quaker Investment Trust
Glenmede Fund Inc.	Rainier Investment Management Mutual Funds
Glenmede Portfolios	Rockland Funds Trust
Greenspring Fund Inc.	Summit Mutual Funds Inc.
Guinness Atkinson Funds	Thompson Plumb Funds Inc.
Harding Loevner Funds Inc.	TIFF Investment Program Inc.
Hennessy Funds Trust	Trust for Professional Managers
Hennessy Funds, Inc.	Underlying Funds Trust
Hennessy Mutual Funds, Inc.	USA Mutuals
Hotchkis & Wiley Funds	Wexford Trust
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
Jacob Internet Fund Inc.	WY Funds
Jensen Portfolio

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew Strnad	Secretary	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)           Not applicable.

Item 28.           Location of Accounts and Records

                 The following entities prepare, maintain and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the “1940 Act”) for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request:

Transfer Agent and Fund Accountant
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Item 29.           Management Services

None.

Item 30.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Austin and State of Texas on the 24th day of January, 2008.

EMPIRIC FUNDS, INC. (Registrant)

By: /s/Mark A. Coffelt
Mark A. Coffelt
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/Mark A. Coffelt Mark A. Coffelt	President and Director (principal executive officer and principal financial officer)	January 24, 2008

/s/Edward K. Clark	Director	January 24, 2008
Edward K. Clark

/s/John Henry McDonald	Director	January 24, 2008
John Henry McDonald

/s/Janis Claflin	Director	January 24, 2008
Janis Claflin

EXHIBIT INDEX

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith
(a.1)	Registrant’s Articles of Incorporation	Filed January 30, 2004, Post-Effective Amendment No. 10
(a.2)	Articles of Amendment to the Registrant’s Articles of Incorporation dated September 28, 2005	Filed October 6, 2005, Post-Effective Amendment No. 14
(a.3)	Articles of Amendment to the Registrant’s Articles of Incorporation dated January 19, 2007		*
(b)	Registrant’s Bylaws		*
(c)	Instruments Defining Rights of Security Holders	Incorporated by Reference to the Articles of Incorporation and Bylaws
(d.1)	Investment Advisory Agreement	Filed January 31, 2005, Post-Effective Amendment No. 12
(e)	Distribution Agreement		*
(f)	None
(g.1)	Form of Custodian Servicing Agreement	Filed December 1 1998, Post-Effective Amendment No. 4
(g.2)	Amendment to Transfer Agent, Fund Accounting, Custody and Prospect Servicing Agreements, dated March 22, 2007		*
(h.1)	Administrative Services Contract	Filed January 31, 2005, Post-Effective Amendment No. 12
(h.2)	Sub-Administration Servicing Agreement	Filed January 26, 2007, Post-Effective Amendment No. 18
(h.3)	Transfer Agent Servicing Agreement	Filed January 26, 2007, Post-Effective Amendment No. 18
(h.4)	Fund Accounting Servicing Agreement	Filed January 26, 2007, Post-Effective Amendment No. 18
(h.5)	Amendment to Transfer Agent, Fund Accounting, Custody and Prospect Servicing Agreements, dated March 22, 2007		*
(i.1)	Opinion and Consent of the Law Offices of Stephanie A. Djinis dated January 31, 2006	Filed January 31, 2006, Post-Effective Amendment No. 15
(j)	Consent of Tait, Weller & Baker LLP		*
(k)	None
(l)	Initial Subscription Agreements	None
(m.1)	Rule 12b-1 Plan ─ Class A	Filed October 6, 2005, Post-Effective Amendment No. 14

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith
(m.2)	Rule 12b-1 Plan ─ Class C	Filed October 6, 2005, Post-Effective Amendment No. 14
(m.3)	Form of Rule 12b-1 Related Agreement		*
(n)	Multiple Class Plan	Filed October 6, 2005, Post- Effective Amendment No. 14
(o)	Reserved
(p)	Code of Ethics		*